Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]
15.1 Details of intangible assets as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
	(In millions of Korean won)
Goodwill	￦	887,259	￦	—	￦	(70,517)	￦	(10,335)	￦	806,407
Other intangible assets		5,227,231		(2,732,394)		(34,887)		—		2,459,950

	￦	6,114,490	￦	(2,732,394)	￦	(105,404)	￦	(10,335)	￦	3,266,357

	December 31, 2022
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
	(In millions of Korean won)
Goodwill	￦	903,003	￦	—	￦	(70,517)	￦	12,669	￦	845,155
Other intangible assets		5,537,835		(3,149,825)		(32,766)		—		2,355,244

	￦	6,440,838	￦	(3,149,825)	￦	(103,283)	￦	12,669	￦	3,200,399

15.3 Changes in accumulated impairment losses of goodwill for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning	Impairment		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of goodwill	￦ (70,517)	￦	—	￦	—	￦ (70,517)

	2022
	Beginning	Impairment		Others		Ending
	(In millions of Korean won)
Accumulated impairment losses of goodwill	￦ (70,517)	￦	—	￦	—	￦ (70,517)
15.5 Details of intangible assets other than goodwill as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	3,056	￦	(1,953)	￦	—	￦	1,103
Software		1,996,646		(1,417,705)		—		578,941
Other intangible assets		797,107		(365,473)		(34,887)		396,747
VOBA		2,395,291		(915,746)		—		1,479,545
Right-of-use assets		35,131		(31,517)		—		3,614

	￦	5,227,231	￦	(2,732,394)	￦	(34,887)	￦	2,459,950

	December 31, 2022
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Industrial property rights	￦	4,740	￦	(2,913)	￦	(716)	￦	1,111
Software		2,260,879		(1,640,631)		—		620,248
Other intangible assets		841,785		(420,381)		(32,050)		389,354
VOBA		2,395,291		(1,053,362)		—		1,341,929
Right-of-use assets		35,140		(32,538)		—		2,602

	￦	5,537,835	￦	(3,149,825)	￦	(32,766)	￦	2,355,244

15.6 Changes in intangible assets other than goodwill for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Acquisition & transfer		Disposal		Amortization 1		Business combination		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	2,347	￦	207	￦	(1,080)	￦	(371)	￦	—	￦	—	￦	1,103
Software		573,186		219,128		(838)		(216,073)		8,742		(5,204)		578,941
Other intangible assets 2		371,773		100,460		(16,907)		(59,761)		—		1,182		396,747
VOBA		1,635,619		—		—		(156,074)		—		—		1,479,545
Right-of-use assets		4,626		—		—		(1,012)		—		—		3,614

	￦	2,587,551	￦	319,795	￦	(18,825)	￦	(433,291)	￦	8,742	￦	(4,022)	￦	2,459,950

	2022
	Beginning		Acquisition & transfer		Disposal		Amortization 1		Others		Ending
	(In millions of Korean won)
Industrial property rights	￦	1,103	￦	254	￦	—	￦	(246)	￦	—	￦	1,111
Software		578,941		290,229		(332)		(249,050)		460		620,248
Other intangible assets 2		396,747		69,596		(10,192)		(62,270)		(4,527)		389,354
VOBA		1,479,545		—		—		(137,616)		—		1,341,929
Right-of-use assets		3,614		—		—		(1,012)		—		2,602

	￦	2,459,950	￦	360,079	￦	(10,524)	￦	(450,194)	￦	(4,067)	￦	2,355,244

1	Includes ￦ 189,791 million and ￦ 164,308 million recorded as insurance expenses and other operating expenses for the years ended December 31, 2021 and 2022, respectively.
2
Impairment losses for membership right with indefinite useful life among other intangible assets are recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses are recognized when its recoverable amount is higher than its carrying amount.

15.7 Changes in accumulated impairment losses of other intangible assets for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning	Impairment	Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of other intangible assets	￦ (36,264)	￦ (5,306)	￦	2,939	￦	3,744	￦ (34,887)

	2022
	Beginning	Impairment	Reversal		Disposal and others		Ending
	(In millions of Korean won)
Accumulated impairment losses of other intangible assets	￦ (34,887)	￦ (1,301)	￦	425	￦	2,997	￦ (32,766)

Disclosure of goodwill [text block]
15.2 Details of goodwill as of December 31, 2021 and 2022, are as follows:

	December 31, 2021				December 31, 2022
	Acquisition cost		Carrying amount *		Acquisition cost		Carrying amount *
	(In millions of Korean won)
Housing & Commercial Bank	￦	65,288	￦	65,288	￦	65,288	￦	65,288
Kookmin Bank Cambodia Plc.		1,202		—		1,202		—
KB Securities Co., Ltd.		70,265		58,889		70,265		58,889
KB Capital Co., Ltd.		79,609		79,609		79,609		79,609
KB Savings Bank Co., Ltd.		115,343		57,404		115,343		57,404
KB Securities Vietnam Joint Stock Company		13,092		13,533		13,092		13,947
KB Daehan Specialized Bank Plc.		1,515		1,601		1,515		1,712
PRASAC Microfinance Institution Plc.		396,942		388,524		396,942		415,332
PT Sunindo Kookmin Best Finance		2,963		2,894		2,963		2,817
PT Bank KB Bukopin Tbk		89,220		85,893		89,220		83,619
PT. KB Finansia Multi Finance		51,820		52,772		51,820		51,376
PT. KB Valbury Sekurita		—		—		11,070		10,713
I-Finance Leasing		—		—		4,674		4,449

	￦	887,259	￦	806,407	￦	903,003	￦	845,155

*	Includes the effect of exchange differences and others.

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
15.4 Details of goodwill allocation to cash-generating units and related information for impairment testing as of December 31, 2022 are as follows:

		December 31, 2022
		Carrying amount of goodwill		Recoverable amount exceeding carrying amount*		Discount rate (%)	Permanent growth rate (%)
		(In millions of Korean won)
Housing & Commercial Bank	Retail banking	￦	49,315	￦	5,778,171	16.60	1.00
	Corporate banking		15,973		2,905,282	17.01	1.00
	KB Securities Co., Ltd.		58,889		29,096	17.86	1.00
	KB Capital Co., Ltd.		79,609		1,019,677	16.74	1.00
	KB Savings Bank Co., Ltd. and Yehansoul Savings Bank Co., Ltd.		57,404		730,113	12.16	1.00
	KB Securities Vietnam Joint Stock Company		13,947		69,658	19.66	1.00
	KB Daehan Specialized Bank Plc.		1,712		23,981	21.84	1.00
	PT Bank KB Bukopin Tbk		83,619		582,823	20.16	3.00
	PRASAC Microfinance Institution Plc.		415,332		122,207	30.40	3.00
	PT Sunindo Kookmin Best Finance		2,817		10,699	18.55	—
	PT. KB Finansia Multi Finance		51,376		128,087	16.35	1.00
	PT. KB Valbury Sekurita		10,713		67,989	13.95	1.00

		￦	840,706	￦	11,467,783

*	The recoverable amount exceeding carrying amount is the amount at the time of impairment testing.